Equity, net - Dividends declared and paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (6,160)	$ (5,140)	$ (28,598)
Dividend 2019 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(22,098)
Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(15,240)
Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(6,858)
Common shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (16,538)
Dividends paid, ordinary shares per share			$ 0.06
Common shares [member] | Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (7,442)
Dividends paid, ordinary shares per share			$ 0.03
Treasury shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (1,298)
Treasury shares [member] | Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (584)